Investment Objectives and Goals - iShares International Dividend Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES INTERNATIONAL DIVIDEND ACTIVE ETF Ticker: BIDD Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Dividend Active ETF (the “Fund”) (formerly known as “BlackRock International Dividend ETF”) seeks long-term total return and current income.